CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash and cash equivalents		$ 33,880	$ 87,332
Restricted cash transferable to customers for processing activity		34,119	23,695
Short-term bank deposits		83	48
Receivables in respect of processing activity		25,382	14,395
Trade receivable, net		27,412	19,338
Inventory		23,807	7,691
Other current assets		5,777	3,549
Total current assets		150,460	156,048
NON-CURRENT ASSETS:
Long-term bank deposits		1,336	1,033
Other long-term assets		2,948	1,252
Investment in associate		6,579	8,372
Right-of-use assets, net		7,381	5,275
Property and equipment, net		6,668	6,225
Goodwill and intangible assets, net	[1]	55,116	37,801
Total non-current assets		80,028	59,958
TOTAL ASSETS		230,488	216,006
CURRENT LIABILITIES:
Short-term bank credit		7,684	0
Current maturities of long-term bank loans		1,052	2,406
Current maturities of loans from others and other long-term liabilities		4,126	3,600
Current maturities of lease liabilities		2,206	1,502
Payables in respect of processing activity		63,336	42,826
Trade payables		14,574	9,136
Other payables		17,229	10,718
Total current liabilities		110,207	70,188
NON-CURRENT LIABILITIES:
Long-term bank loans		1,444	2,760
Long-term loans from others and other long-term liabilities		7,062	4,299
Post-employment benefit obligations, net		403	602
Lease liabilities		5,944	5,393
Deferred income taxes		793	1,088
Total non-current liabilities		15,646	14,142
TOTAL LIABILITIES		125,853	84,330
Equity attributed to parent company’s shareholders:
Share capital		8	8
Additional paid in capital		151,406	150,366
Capital reserves		9,771	9,999
Accumulated deficit		(56,550)	(28,697)
Total equity attributed to shareholders of the company		104,635	131,676
TOTAL EQUITY		104,635	131,676
TOTAL LIABILITIES AND EQUITY		$ 230,488	$ 216,006

[1]	Amortization of customer relationship and distribution rights are included under the selling, general and administrative expenses.